Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (51,602)	$ (77,525)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common shares - Equity fee on at-the-market offering to Fortress Biotech	0	166
Common shares issuable - Equity fee on at-the-market offering to Fortress Biotech	4	0
Common shares issuable - Equity fee on Registered Direct Offering to Fortress Biotech	110	0
Common shares issuable - Annual Stock Dividend to Fortress Biotech	477	1,109
Issuance of common shares - Equity fee on note payable to Fortress Biotech	0	750
Research and development - licenses acquired	50	365
Stock-based compensation expenses	568	2,283
Depreciation expense	1,860	2,723
Amortization of debt discount	118	470
Amortization of operating lease right-of-use assets	365	308
Loss on disposal of property and equipment	0	255
Gain on sale of property and equipment	(1,466)	0
Loss on extinguishment of debt	2,796	0
Gain on lease modification	220	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	1,092	(1,006)
Accounts payable and accrued expenses	125	5,257
Payable and accrued expenses - related party	67	43
Lease liabilities	(680)	(263)
Net cash used in operating activities	(49,477)	(65,066)
Cash Flows from Investing Activities:
Purchase of research and development licenses	(50)	(365)
Proceeds from the sale of property and equipment	6,000	127
Purchase of fixed assets	(64)	(2,714)
Net cash from investing activities	5,886	(2,952)
Cash Flows from Financing Activities:
Payment of debt	(30,375)	0
Proceeds from issuance of common shares - At-the-Market Offering	163	6,623
Offering costs for the issuance of common shares - At-the-Market Offering	(3)	(123)
Fees paid on the issuance of debt	0	2,650
Proceeds from issuance of common shares under ESPP	178	206
Net cash provided by financing activities	(26,081)	34,056
Net change in cash, cash equivalents and restricted cash	(69,672)	(33,962)
Cash, cash equivalents and restricted cash, beginning of the period	76,656	110,618
Cash, cash equivalents and restricted cash, end of the period	6,984	76,656
Supplemental disclosure of cash flow information:
Cash paid for interest	1,352	2,710
Supplemental disclosure of noncash activities:
Issuance of common shares - Founders Agreement and Equity fee to Fortress	1,109	4,212
Note payable final payment fee (incurred but not paid)	0	1,050
Issuance of warrants - note payable	0	384
Lease liabilities arising from obtaining right-of-use assets	0	2,176
Related Party
Changes in operating assets and liabilities:
Other receivables	36	14
Non related party
Changes in operating assets and liabilities:
Other receivables	$ (3,616)	$ (15)